Employee Benefit Plans - Table Outlining Company's Participation in Pension Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Southern Nevada Culinary and Bartenders Pension Plan [Member]
Multiemployer Plans [Line Items]
Employer identification number	886016617
Pension plan number	001
Pension Protection Act Zone Status		Green	Green
FIP/RP Status	No
Contributions by the Company	$ 45,297	$ 44,001	$ 41,904
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreements, Last	May 31, 2018
Legacy Plan of the National Retirement Fund (NRF) [Member]
Multiemployer Plans [Line Items]
Employer identification number	136130178
Pension plan number	001
Pension Protection Act Zone Status		Red	Red
FIP/RP Status	Implemented
Contributions by the Company	$ 9,416	$ 3,788	$ 0
Surcharge Imposed	Yes
Expiration Date of Collective Bargaining Agreements, Last	Feb. 29, 2020